Inventories (Tables)	12 Months Ended
Jan. 02, 2016
Inventories [Abstract]
Schedule Of Inventories

Inventories consist of the following:
	January 3,	January 2,
	2015	2016

Raw materials	$ 15,127	$ 22,529
Work in progress	7,545	8,701
Finished goods	22,576	34,889

	$ 45,248	$ 66,119